Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current portion:
Customer advances	[1]	¥ 378,957	$ 59,467	¥ 191,357
Salary and welfare payable		600,775	94,275	117,506
Purchase of property and equipment		759,391	119,165	181,038
Accrued expenses		116,021	18,206	44,559
Other tax and surcharges payable		91,287	14,325	25,227
Deferred government grants		8,488	1,332	10,321
Purchase consideration payable	[2]	148,038	23,230
Individual income tax payable	[3]	48,949	7,681	231,377
Others	[4]	71,934	11,288	43,989
Accounts payable and accrued liabilities current		2,223,840	348,969	845,374
Non-current portion:
Deferred government grants		6,975	1,095	7,020
Purchase consideration payable	[2]	1,180,470	185,242
Others	[5]	45,232	7,097	33,558
Accounts payable and accrued liabilities noncurrent		¥ 1,232,677	$ 193,434	¥ 40,578

[1]	The amount represents contract liabilities for rendering of services. The increase in customer advances as compared to the year ended December 31, 2020 is a result of the increase in consideration received from the Group’s customers.
[2]	The amount represents purchase consideration to acquire Camelot Group. RMB148,038 (US$23,230) will be settled by April 30, 2022 and RMB1,180,470 (US$185,242) will be settled by June 30, 2023, among which RMB921,496 (US$144,603) will be settled by the Company’s ordinary shares.
[3]	Represents amounts due from certain employees related to their individual income taxes (“IIT”) arising from exercise and vesting of share-based awards.
[4]	In July 2020, the Company received a reimbursement of US$7,469 (equivalent to RMB47,597) from the depository for the establishment and maintenance of the ADS program (“ADS Reimbursement”). As of December 31, 2020 and 2021, RMB10,083 and RMB9,836 (US$1,508) were included in the current portion, and RMB33,558 and RMB22,989 (US$3,523) were included in the non-current portion of accrued expenses and other liabilities, respectively. The ADS Reimbursement will be released to the consolidated statements of comprehensive loss in equal amounts over the ADS program term.
[5]	In July 2020, the Company received a reimbursement of US$7,469 (equivalent to RMB47,597) from the depository for the establishment and maintenance of the ADS program (“ADS Reimbursement”). As of December 31, 2020 and 2021, RMB10,083 and RMB9,836 (US$1,543) were included in the current portion, and RMB33,558 and RMB22,989 (US$3,607) were included in the non-current portion of accrued expenses and other liabilities, respectively. The ADS Reimbursement will be released to the consolidated statements of comprehensive loss in equal amounts over the ADS program term.